Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	7
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:	$1,260,113,012.83

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%	January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%	October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%	April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%	July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%	July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%	July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%	June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$2,584,807.31	0.0108605	$-	-	$2,584,807.31
Class A-2 Notes	$400,000,000.00	1.0000000	$366,385,435.70	0.9159636	$33,614,564.30
Class A-3 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$1,015,234,807.31	0.8117657	$979,035,435.70	0.7828213	$36,199,371.61

Weighted Avg. Coupon (WAC)	3.19%		3.18%
Weighted Avg. Remaining Maturity (WARM)	51.09		50.13
Pool Receivables Balance	$1,066,411,748.92		$1,028,961,299.69
Remaining Number of Receivables	65,849		64,803

Adjusted Pool Balance	$1,034,136,502.50		$997,937,130.89

III. COLLECTIONS

Principal:
Principal Collections	$36,241,009.78
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$640,355.75
Total Principal Collections	$36,881,365.53

Interest:
Interest Collections	$2,857,099.55
Late Fees & Other Charges	$44,560.23
Interest on Repurchase Principal	$-
Total Interest Collections	$2,901,659.78

Collection Account Interest	$3,071.57
Reserve Account Interest	$285.45
Servicer Advances	$-

Total Collections	$39,786,382.33

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	7
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$39,786,382.33
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$39,786,382.33

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$888,676.46		$888,676.46	$888,676.46
Collection Account Interest					$3,071.57
Late Fees & Other Charges					$44,560.23
Total due to Servicer					$936,308.26

2. Class A Noteholders Interest:
Class A-1 Notes		$568.66		$568.66
Class A-2 Notes		$226,666.67		$226,666.67
Class A-3 Notes		$350,000.00		$350,000.00
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$723,631.25		$723,631.25	$723,631.25

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$37,973,604.82

9. Regular Principal Distribution Amount:					$36,199,371.61

	Distributable Amount	Paid Amount
Class A-1 Notes		$2,584,807.31
Class A-2 Notes		$33,614,564.30
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$36,199,371.61	$36,199,371.61
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$36,199,371.61	$36,199,371.61

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,774,233.21

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$32,275,246.42
Beginning Period Amount	$32,275,246.42
Current Period Amortization	$1,251,077.63
Ending Period Required Amount	$31,024,168.80
Ending Period Amount	$31,024,168.80
Next Distribution Date Required Amount	$29,797,273.23

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	1.83%	1.89%	1.89%

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	7
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.22%	64,295	99.00%	$1,018,628,676.81
30 - 60 Days	0.62%	403	0.80%	$8,202,321.73
61 - 90 Days	0.13%	83	0.16%	$1,672,127.78
91 + Days	0.03%	22	0.04%	$458,173.37
		64,803		$1,028,961,299.69
Total
Delinquent Receivables 61 + days past due	0.16%	105	0.21%	$2,130,301.15
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.16%	103	0.20%	$2,158,576.57
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.13%	84	0.16%	$1,715,728.84
Three-Month Average Delinquency Ratio	0.15%		0.19%

Repossession in Current Period		54		$1,233,667.79
Repossession Inventory		98		$941,179.19

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,209,439.45
Recoveries				$(640,355.75)
Net Charge-offs for Current Period				$569,083.70

Beginning Pool Balance for Current Period				$1,066,411,748.92

Net Loss Ratio				0.64%
Net Loss Ratio for 1st Preceding Collection Period				0.82%
Net Loss Ratio for 2nd Preceding Collection Period				0.84%
Three-Month Average Net Loss Ratio for Current Period				0.76%

Cumulative Net Losses for All Periods				$3,376,364.62
Cumulative Net Losses as a % of Initial Pool Balance				0.26%

Principal Balance of Extensions				$4,849,476.00
Number of Extensions				214